Capital Management - Summary of Disclosure Of Detailed Information About Management Capital Explanatory (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
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Equity	$ 820,019	$ 455,417	$ 461,348
Convertible debentures (Note 10)	158,478	80,021
Equity And Convertible Debentures	978,497	535,438
Less: Cash	(290,743)	(134,447)	$ (201,804)
Management Capital	$ 687,754	$ 400,991